UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.851906.104

AAM20-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 20.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,543,456	$ 31,284,504
Fidelity Consumer Discretionary Central Fund (b)	418,070	56,067,372
Fidelity Consumer Staples Central Fund (b)	347,613	49,013,432
Fidelity Emerging Markets Equity Central Fund (b)	126,363	27,786,041
Fidelity Energy Central Fund (b)	482,558	65,637,554
Fidelity Financials Central Fund (b)	1,610,177	92,858,914
Fidelity Health Care Central Fund (b)	424,412	61,153,568
Fidelity Industrials Central Fund (b)	405,438	61,521,140
Fidelity Information Technology Central Fund (b)	492,773	88,585,792
Fidelity International Equity Central Fund (b)	2,373,980	174,843,630
Fidelity Materials Central Fund (b)	121,791	21,874,969
Fidelity Telecom Services Central Fund (b)	122,564	16,237,269
Fidelity Utilities Central Fund (b)	172,505	18,652,965
TOTAL EQUITY CENTRAL FUNDS (Cost $677,109,811)		765,517,150
Fixed-Income Central Funds - 52.8%

High Yield Fixed-Income Funds - 7.0%
Fidelity Emerging Markets Debt Central Fund (b)	1,877,467	19,112,616
Fidelity Floating Rate Central Fund (b)	1,179,662	119,570,517
Fidelity High Income Central Fund 1 (b)	1,265,952	124,822,879
TOTAL HIGH YIELD FIXED-INCOME FUNDS		263,506,012
Investment Grade Fixed-Income Funds - 45.8%
Fidelity Tactical Income Central Fund (b) (Cost $1,641,134,836)	16,719,242	1,708,706,580
TOTAL FIXED-INCOME CENTRAL FUNDS		1,972,212,592
Money Market Central Funds - 25.1%

Fidelity Cash Central Fund, 0.11% (a)	167,641,454	167,641,454
Fidelity Money Market Central Fund, 0.31% (a)	767,758,545	767,758,545
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $935,399,999)		935,399,999
Investment Companies - 3.6%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $134,330,527)	1,212,400	$ 134,139,936
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,635,615,431)		3,807,269,677
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(75,224,634)
NET ASSETS - 100%		$ 3,732,045,043
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
255 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 16,772,625	$ 2,960
353 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	15,789,690	(71,271)
TOTAL EQUITY INDEX CONTRACTS		$ 32,562,315	$ (68,311)

The face value of futures purchased as a percentage of net assets is 0.8%
Security Type Abbreviations
ETF - EXCHANGE TRADED FUND
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 235,171
Fidelity Consumer Discretionary Central Fund	480,309
Fidelity Consumer Staples Central Fund	948,505
Fidelity Emerging Markets Debt Central Fund	292,562
Fidelity Emerging Markets Equity Central Fund	295,320
Fidelity Energy Central Fund	632,059
Fidelity Financials Central Fund	526,940
Fidelity Floating Rate Central Fund	3,668,514
Fidelity Health Care Central Fund	313,344
Fidelity High Income Central Fund 1	6,944,343
Fidelity Industrials Central Fund	635,400
Fidelity Information Technology Central Fund	207,845
Fidelity International Equity Central Fund	3,913,187
Fidelity Materials Central Fund	220,102
Fidelity Money Market Central Fund	1,863,030
Fidelity Tactical Income Central Fund	37,611,975
Fidelity Telecom Services Central Fund	272,095
Fidelity Utilities Central Fund	405,918
Total	$ 59,466,619
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 24,875,777	$ 33,291,554	$ 31,284,504	3.0%
Fidelity Consumer Discretionary Central Fund	45,560,668	8,542,991	6,633,760	56,067,372	7.6%
Fidelity Consumer Staples Central Fund	43,988,692	6,886,727	7,331,606	49,013,432	7.0%
Fidelity Emerging Markets Debt Central Fund	-	18,842,799	53,389	19,112,616	18.1%
Fidelity Emerging Markets Equity Central Fund	35,966,470	8,838,719	19,701,749	27,786,041	8.6%
Fidelity Energy Central Fund	44,327,258	12,982,828	8,711,641	65,637,554	7.4%
Fidelity Financials Central Fund	82,498,800	20,160,479	12,405,207	92,858,914	7.6%
Fidelity Floating Rate Central Fund	97,415,747	18,016,703	669,672	119,570,517	4.1%
Fidelity Health Care Central Fund	51,145,285	8,370,036	12,202,206	61,153,568	7.3%
Fidelity High Income Central Fund 1	121,836,478	18,844,891	19,246,067	124,822,879	22.8%
Fidelity Industrials Central Fund	49,634,644	8,881,957	8,305,948	61,521,140	7.6%
Fidelity Information Technology Central Fund	76,871,824	11,226,832	12,637,141	88,585,792	7.3%
Fidelity International Equity Central Fund	150,090,745	23,354,503	15,761,875	174,843,630	9.3%
Fidelity Materials Central Fund	16,958,529	3,735,903	3,534,225	21,874,969	7.8%
Fidelity Tactical Income Central Fund	1,487,037,888	322,110,864	113,844,692	1,708,706,580	34.8%
Fidelity Telecom Services Central Fund	13,038,484	2,666,580	1,339,442	16,237,269	7.5%
Fidelity Utilities Central Fund	16,478,538	2,568,307	2,260,709	18,652,965	7.4%
Total	$ 2,367,934,263	$ 520,906,896	$ 277,930,883	$ 2,737,729,742
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $3,635,615,431. Net unrealized appreciation aggregated $171,654,246, of which $214,451,859 related to appreciated investment securities and $42,797,613 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849940.103

ATAN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 30.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	162,600	$ 1,999,975
Fidelity Consumer Discretionary Central Fund (b)	36,304	4,868,783
Fidelity Consumer Staples Central Fund (b)	30,332	4,276,844
Fidelity Emerging Markets Equity Central Fund (b)	12,425	2,732,150
Fidelity Energy Central Fund (b)	43,654	5,937,881
Fidelity Financials Central Fund (b)	147,354	8,497,891
Fidelity Health Care Central Fund (b)	38,514	5,549,457
Fidelity Industrials Central Fund (b)	36,356	5,516,617
Fidelity Information Technology Central Fund (b)	46,716	8,398,184
Fidelity International Equity Central Fund (b)	225,746	16,626,192
Fidelity Materials Central Fund (b)	11,121	1,997,473
Fidelity Telecom Services Central Fund (b)	9,785	1,296,333
Fidelity Utilities Central Fund (b)	14,749	1,594,803
TOTAL EQUITY CENTRAL FUNDS (Cost $62,598,572)		69,292,583
Fixed-Income Central Funds - 52.9%

High Yield Fixed-Income Funds - 7.0%
Fidelity Emerging Markets Debt Central Fund (b)	107,249	1,091,795
Fidelity Floating Rate Central Fund (b)	71,144	7,211,190
Fidelity High Income Central Fund 1 (b)	75,527	7,446,957
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $15,067,603)		15,749,942
Investment Grade Fixed-Income Funds - 45.9%
Fidelity Tactical Income Central Fund (b) (Cost $99,597,056)	1,015,621	103,796,429
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $114,664,659)		119,546,371
Money Market Central Funds - 14.9%

Fidelity Cash Central Fund, 0.11% (a)	10,569,200	10,569,200
Fidelity Money Market Central Fund, 0.31% (a)	23,139,846	23,139,846
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $33,709,046)		33,709,046
Investment Companies - 3.6%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $8,099,277)	73,100	$ 8,087,786
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $219,071,554)	230,635,786
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(4,418,469)
NET ASSETS - 100%	$ 226,217,317
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,118,175	$ 197
27 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	1,207,710	(5,451)
TOTAL EQUITY INDEX CONTRACTS		$ 2,325,885	$ (5,254)

The face value of futures purchased as a percentage of net assets is 1%
Security Type Abbreviations
ETF - EXCHANGE TRADED FUND
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,477
Fidelity Consumer Discretionary Central Fund	37,373
Fidelity Consumer Staples Central Fund	74,115
Fidelity Emerging Markets Debt Central Fund	16,737
Fidelity Emerging Markets Equity Central Fund	25,871
Fidelity Energy Central Fund	50,014
Fidelity Financials Central Fund	39,487
Fidelity Floating Rate Central Fund	188,663
Fidelity Health Care Central Fund	23,368
Fidelity High Income Central Fund 1	343,784
Fidelity Industrials Central Fund	49,650
Fidelity Information Technology Central Fund	16,210
Fidelity International Equity Central Fund	338,627
Fidelity Materials Central Fund	17,240
Fidelity Money Market Central Fund	35,963
Fidelity Tactical Income Central Fund	1,950,517
Fidelity Telecom Services Central Fund	19,209
Fidelity Utilities Central Fund	31,140
Total	$ 3,274,445
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 2,498,885	$ 1,895,176	$ 1,999,975	0.2%
Fidelity Consumer Discretionary Central Fund	2,836,215	1,744,332	289,558	4,868,783	0.7%
Fidelity Consumer Staples Central Fund	2,843,919	1,452,466	424,792	4,276,844	0.6%
Fidelity Emerging Markets Debt Central Fund	-	1,073,509	-	1,091,795	1.0%
Fidelity Emerging Markets Equity Central Fund	1,939,042	1,508,402	878,147	2,732,150	0.8%
Fidelity Energy Central Fund	2,899,956	2,548,439	643,254	5,937,881	0.7%
Fidelity Financials Central Fund	5,225,903	4,115,947	837,515	8,497,891	0.7%
Fidelity Floating Rate Central Fund	4,064,391	3,036,177	91,907	7,211,190	0.2%
Fidelity Health Care Central Fund	3,238,395	2,020,290	708,649	5,549,457	0.7%
Fidelity High Income Central Fund 1	4,863,799	3,454,617	1,006,204	7,446,957	1.4%
Fidelity Industrials Central Fund	2,985,576	2,106,278	315,464	5,516,617	0.7%
Fidelity Information Technology Central Fund	4,518,643	3,530,089	435,250	8,398,184	0.7%
Fidelity International Equity Central Fund	9,992,395	7,196,407	1,776,740	16,626,192	0.9%
Fidelity Materials Central Fund	1,042,730	738,841	92,858	1,997,473	0.7%
Fidelity Tactical Income Central Fund	62,297,007	45,182,134	4,681,045	103,796,429	2.1%
Fidelity Telecom Services Central Fund	753,772	463,460	56,267	1,296,333	0.6%
Fidelity Utilities Central Fund	1,047,040	514,228	106,726	1,594,803	0.6%
Total	$ 111,788,806	$ 83,184,501	$ 14,239,552	$ 188,838,954
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $219,071,554. Net unrealized appreciation aggregated $11,564,232, of which $12,808,373 related to appreciated investment securities and $1,244,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849959.103

AFAN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	118,798	$ 1,461,221
Fidelity Consumer Discretionary Central Fund (b)	33,910	4,547,734
Fidelity Consumer Staples Central Fund (b)	27,914	3,935,913
Fidelity Emerging Markets Equity Central Fund (b)	11,605	2,551,855
Fidelity Energy Central Fund (b)	40,499	5,508,628
Fidelity Financials Central Fund (b)	138,741	8,001,219
Fidelity Health Care Central Fund (b)	35,239	5,077,517
Fidelity Industrials Central Fund (b)	34,054	5,167,389
Fidelity Information Technology Central Fund (b)	44,183	7,942,729
Fidelity International Equity Central Fund (b)	212,756	15,669,510
Fidelity Materials Central Fund (b)	10,277	1,845,893
Fidelity Telecom Services Central Fund (b)	9,105	1,206,178
Fidelity Utilities Central Fund (b)	13,595	1,470,077
TOTAL EQUITY CENTRAL FUNDS (Cost $58,809,077)		64,385,863
Fixed-Income Central Funds - 47.7%

High Yield Fixed-Income Funds - 6.9%
Fidelity Emerging Markets Debt Central Fund (b)	77,345	787,377
Fidelity Floating Rate Central Fund (b)	50,017	5,069,750
Fidelity High Income Central Fund 1 (b)	52,968	5,222,682
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,079,809
Investment Grade Fixed-Income Funds - 40.8%
Fidelity Tactical Income Central Fund (b)	635,119	64,909,171
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,192,536)		75,988,980
Money Market Central Funds - 10.9%

Fidelity Cash Central Fund, 0.11% (a)	6,817,885	6,817,885
Fidelity Money Market Central Fund, 0.31% (a)	10,616,580	10,616,580
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $17,434,465)		17,434,465
Investment Companies - 2.7%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $4,276,770)	38,600	$ 4,270,704
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $153,712,848)		162,080,012
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,929,972)
NET ASSETS - 100%		$ 159,150,040
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,381,275	$ 244
26 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	1,162,980	(5,249)
TOTAL EQUITY INDEX CONTRACTS		$ 2,544,255	$ (5,005)

The face value of futures purchased as a percentage of net assets is 1.6%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds other than Commodity Strategy, and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,640
Fidelity Consumer Discretionary Central Fund	35,275
Fidelity Consumer Staples Central Fund	69,251
Fidelity Emerging Markets Debt Central Fund	12,048
Fidelity Emerging Markets Equity Central Fund	24,378
Fidelity Energy Central Fund	47,083
Fidelity Financials Central Fund	36,380
Fidelity Floating Rate Central Fund	132,837
Fidelity Health Care Central Fund	22,046
Fidelity High Income Central Fund 1	240,055
Fidelity Industrials Central Fund	46,413
Fidelity Information Technology Central Fund	15,029
Fidelity International Equity Central Fund	318,802
Fidelity Materials Central Fund	16,450
Fidelity Money Market Central Fund	15,167
Fidelity Tactical Income Central Fund	1,195,249
Fidelity Telecom Services Central Fund	18,527
Fidelity Utilities Central Fund	28,872
Total	$ 2,283,502
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 1,885,111	$ 1,466,221	$ 1,461,221	0.1%
Fidelity Consumer Discretionary Central Fund	2,746,341	1,654,796	395,378	4,547,734	0.6%
Fidelity Consumer Staples Central Fund	2,734,564	1,270,302	450,157	3,935,913	0.6%
Fidelity Emerging Markets Debt Central Fund	-	774,200	80	787,377	0.7%
Fidelity Emerging Markets Equity Central Fund	1,893,785	1,353,674	839,671	2,551,855	0.8%
Fidelity Energy Central Fund	2,808,419	2,109,067	482,547	5,508,628	0.6%
Fidelity Financials Central Fund	4,798,986	3,903,283	669,360	8,001,219	0.7%
Fidelity Floating Rate Central Fund	2,867,577	2,109,552	51,136	5,069,750	0.2%
Fidelity Health Care Central Fund	3,113,727	1,696,726	666,246	5,077,517	0.6%
Fidelity High Income Central Fund 1	3,382,802	2,507,882	761,267	5,222,682	1.0%
Fidelity Industrials Central Fund	2,902,234	1,880,808	307,388	5,167,389	0.6%
Fidelity Information Technology Central Fund	4,037,161	3,581,371	383,476	7,942,729	0.7%
Fidelity International Equity Central Fund	9,145,167	6,920,545	1,499,497	15,669,510	0.8%
Fidelity Materials Central Fund	1,035,671	593,853	82,228	1,845,893	0.7%
Fidelity Tactical Income Central Fund	38,036,299	29,239,383	2,998,850	64,909,171	1.3%
Fidelity Telecom Services Central Fund	753,739	437,067	111,278	1,206,178	0.6%
Fidelity Utilities Central Fund	973,601	447,955	82,700	1,470,077	0.6%
Total	$ 82,169,135	$ 62,365,575	$ 11,247,480	$ 140,374,843
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $153,712,848. Net unrealized appreciation aggregated $8,367,164, of which $9,818,400 related to appreciated investment securities and $1,451,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.851907.104

AAM50-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 49.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	5,395,512	$ 66,364,798
Fidelity Consumer Discretionary Central Fund (b)	1,867,130	250,400,740
Fidelity Consumer Staples Central Fund (b)	1,559,201	219,847,332
Fidelity Emerging Markets Equity Central Fund (b)	590,220	129,783,485
Fidelity Energy Central Fund (b)	2,071,895	281,819,122
Fidelity Financials Central Fund (b)	6,897,475	397,777,403
Fidelity Health Care Central Fund (b)	1,896,170	273,219,143
Fidelity Industrials Central Fund (b)	1,786,200	271,038,030
Fidelity Information Technology Central Fund (b)	2,156,963	387,757,244
Fidelity International Equity Central Fund (b)	10,948,515	806,358,137
Fidelity Materials Central Fund (b)	531,983	95,549,426
Fidelity Telecom Services Central Fund (b)	536,516	71,077,591
Fidelity Utilities Central Fund (b)	778,528	84,182,242
TOTAL EQUITY CENTRAL FUNDS (Cost $2,942,616,998)		3,335,174,693
Fixed-Income Central Funds - 42.3%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (b)	3,411,716	34,731,269
Fidelity Floating Rate Central Fund (b)	2,098,690	212,723,242
Fidelity High Income Central Fund 1 (b)	2,279,100	224,719,246
TOTAL HIGH YIELD FIXED-INCOME FUNDS		472,173,757
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Tactical Income Central Fund (b)	23,048,159	2,355,521,872
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,704,264,140)		2,827,695,629
Money Market Central Funds - 6.6%

Fidelity Cash Central Fund, 0.11% (a)	204,987,172	204,987,172
Fidelity Money Market Central Fund, 0.31% (a)	234,771,277	234,771,277
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $439,758,449)		439,758,449
Investment Companies - 2.7%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $179,779,538)	1,622,600	$ 179,524,467
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,266,419,125)		6,782,153,238
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(102,257,309)
NET ASSETS - 100%		$ 6,679,895,929
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,161 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 76,364,775	$ 13,477
1,579 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	70,628,670	(318,800)
TOTAL EQUITY INDEX CONTRACTS		$ 146,993,445	$ (305,323)

The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF - EXCHANGE-TRADED FUNDS
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 195,193
Fidelity Consumer Discretionary Central Fund	2,271,457
Fidelity Consumer Staples Central Fund	4,516,536
Fidelity Emerging Markets Debt Central Fund	541,447
Fidelity Emerging Markets Equity Central Fund	1,437,466
Fidelity Energy Central Fund	2,947,319
Fidelity Financials Central Fund	2,458,873
Fidelity Floating Rate Central Fund	7,028,678
Fidelity Health Care Central Fund	1,525,166
Fidelity High Income Central Fund 1	13,713,974
Fidelity Industrials Central Fund	3,012,987
Fidelity Information Technology Central Fund	984,538
Fidelity International Equity Central Fund	18,659,200
Fidelity Materials Central Fund	1,023,844
Fidelity Money Market Central Fund	666,041
Fidelity Tactical Income Central Fund	54,444,117
Fidelity Telecom Services Central Fund	1,294,537
Fidelity Utilities Central Fund	1,951,821
Total	$ 118,673,194
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 64,499,734	$ 72,150,151	$ 66,364,798	6.3%
Fidelity Consumer Discretionary Central Fund	235,359,788	2,779,839	29,791,296	250,400,740	34.1%
Fidelity Consumer Staples Central Fund	228,445,360	5,068,787	40,310,598	219,847,332	31.6%
Fidelity Emerging Markets Debt Central Fund	-	34,576,468	442,211	34,731,269	32.9%
Fidelity Emerging Markets Equity Central Fund	172,366,846	20,496,452	76,692,300	129,783,485	40.1%
Fidelity Energy Central Fund	231,189,162	3,984,975	36,599,397	281,819,122	31.7%
Fidelity Financials Central Fund	390,689,038	18,029,560	25,244,693	397,777,403	32.5%
Fidelity Floating Rate Central Fund	193,642,208	20,986,469	11,455,424	212,723,242	7.3%
Fidelity Health Care Central Fund	267,409,685	2,206,187	64,695,037	273,219,143	32.7%
Fidelity High Income Central Fund 1	257,887,814	14,373,815	54,685,370	224,719,246	41.1%
Fidelity Industrials Central Fund	257,594,118	3,742,940	47,140,714	271,038,030	33.4%
Fidelity Information Technology Central Fund	387,038,121	2,202,323	66,773,093	387,757,244	32.0%
Fidelity International Equity Central Fund	746,878,361	22,387,750	46,918,451	806,358,137	42.9%
Fidelity Materials Central Fund	85,849,120	1,292,265	14,415,118	95,549,426	34.1%
Fidelity Tactical Income Central Fund	2,319,043,365	188,770,218	169,668,894	2,355,521,872	48.0%
Fidelity Telecom Services Central Fund	66,739,289	1,461,289	5,910,882	71,077,591	32.7%
Fidelity Utilities Central Fund	84,950,881	2,187,128	12,007,497	84,182,242	33.2%
Total	$ 5,990,325,040	$ 409,046,201	$ 774,901,127	$ 6,162,870,322
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $6,266,419,125. Net unrealized appreciation aggregated $515,734,113, of which $825,135,339 related to appreciated investment securities and $309,401,226 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849978.103

ASAN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 60.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	238,392	$ 2,932,223
Fidelity Consumer Discretionary Central Fund (b)	97,690	13,101,230
Fidelity Consumer Staples Central Fund (b)	81,048	11,427,740
Fidelity Emerging Markets Equity Central Fund (b)	32,967	7,249,047
Fidelity Energy Central Fund (b)	118,316	16,093,332
Fidelity Financials Central Fund (b)	396,645	22,874,542
Fidelity Health Care Central Fund (b)	103,398	14,898,588
Fidelity Industrials Central Fund (b)	97,859	14,849,057
Fidelity Information Technology Central Fund (b)	126,696	22,776,167
Fidelity International Equity Central Fund (b)	609,773	44,909,813
Fidelity Materials Central Fund (b)	29,276	5,258,327
Fidelity Telecom Services Central Fund (b)	26,802	3,550,753
Fidelity Utilities Central Fund (b)	38,725	4,187,313
TOTAL EQUITY CENTRAL FUNDS (Cost $167,677,555)		184,108,132
Fixed-Income Central Funds - 36.5%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (b)	148,123	1,507,892
Fidelity Floating Rate Central Fund (b)	86,184	8,735,608
Fidelity High Income Central Fund 1 (b)	95,695	9,435,575
TOTAL HIGH YIELD FIXED-INCOME FUNDS		19,679,075
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Tactical Income Central Fund (b)	895,139	91,483,234
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $107,627,258)		111,162,309
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.11% (a) (Cost $6,850,258)	6,850,258	6,850,258
Investment Companies - 1.8%

iShares Barclays TIPS Bond ETF (Cost $5,429,063)	49,000	5,421,360
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $287,584,134)		307,542,059
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(2,668,661)
NET ASSETS - 100%		$ 304,873,398
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
22 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,447,050	$ 255
81 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	3,623,130	(16,354)
TOTAL EQUITY INDEX CONTRACTS		$ 5,070,180	$ (16,099)

The face value of futures purchased as a percentage of net assets is 1.7%
Security Type Abbreviations
ETF - EXCHANGE-TRADED FUND
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,151
Fidelity Consumer Discretionary Central Fund	93,340
Fidelity Consumer Staples Central Fund	186,635
Fidelity Emerging Markets Debt Central Fund	22,909
Fidelity Emerging Markets Equity Central Fund	67,161
Fidelity Energy Central Fund	124,971
Fidelity Financials Central Fund	95,527
Fidelity Floating Rate Central Fund	234,028
Fidelity Health Care Central Fund	56,513
Fidelity High Income Central Fund 1	421,684
Fidelity Industrials Central Fund	124,578
Fidelity Information Technology Central Fund	40,491
Fidelity International Equity Central Fund	888,505
Fidelity Materials Central Fund	43,202
Fidelity Tactical Income Central Fund	1,556,489
Fidelity Telecom Services Central Fund	48,115
Fidelity Utilities Central Fund	77,262
Total	$ 4,085,561
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 4,738,678	$ 3,110,648	$ 2,932,223	0.3%
Fidelity Consumer Discretionary Central Fund	5,756,305	6,444,709	418,716	13,101,230	1.8%
Fidelity Consumer Staples Central Fund	5,811,550	4,789,104	143,211	11,427,740	1.6%
Fidelity Emerging Markets Debt Central Fund	-	1,482,939	26	1,507,892	1.4%
Fidelity Emerging Markets Equity Central Fund	4,128,180	5,079,801	2,238,660	7,249,047	2.2%
Fidelity Energy Central Fund	5,915,090	8,053,988	391,725	16,093,332	1.8%
Fidelity Financials Central Fund	10,671,039	13,315,268	863,181	22,874,542	1.9%
Fidelity Floating Rate Central Fund	4,167,636	5,065,576	720,472	8,735,608	0.3%
Fidelity Health Care Central Fund	6,551,401	6,185,759	252,081	14,898,588	1.8%
Fidelity High Income Central Fund 1	4,893,382	5,982,331	1,583,034	9,435,575	1.7%
Fidelity Industrials Central Fund	6,164,332	7,183,321	159,696	14,849,057	1.8%
Fidelity Information Technology Central Fund	8,716,166	12,713,196	292,271	22,776,167	1.9%
Fidelity International Equity Central Fund	19,858,213	24,149,366	1,807,187	44,909,813	2.4%
Fidelity Materials Central Fund	2,114,208	2,513,152	58,444	5,258,327	1.9%
Fidelity Tactical Income Central Fund	40,787,960	51,295,713	1,603,401	91,483,234	1.9%
Fidelity Telecom Services Central Fund	1,538,035	1,735,968	51,340	3,550,753	1.6%
Fidelity Utilities Central Fund	2,134,412	1,760,612	53,290	4,187,313	1.7%
Total	$ 130,417,603	$ 162,489,481	$ 13,747,383	$ 295,270,441
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $287,585,336. Net unrealized appreciation aggregated $19,956,723, of which $23,032,458 related to appreciated investment securities and $3,075,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity Asset Manager® 70%

1.873072.102

AAM70-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 69.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,424,895	$ 29,826,203
Fidelity Consumer Discretionary Central Fund (b)	1,078,390	144,622,865
Fidelity Consumer Staples Central Fund (b)	886,042	124,931,870
Fidelity Emerging Markets Equity Central Fund (b)	349,011	76,743,967
Fidelity Energy Central Fund (b)	1,199,347	163,135,166
Fidelity Financials Central Fund (b)	3,992,862	230,268,329
Fidelity Health Care Central Fund (b)	1,062,892	153,152,135
Fidelity Industrials Central Fund (b)	1,018,337	154,522,400
Fidelity Information Technology Central Fund (b)	1,229,200	220,973,363
Fidelity International Equity Central Fund (b)	6,300,597	464,038,953
Fidelity Materials Central Fund (b)	309,201	55,535,677
Fidelity Telecom Services Central Fund (b)	306,699	40,631,420
Fidelity Utilities Central Fund (b)	455,046	49,204,147
TOTAL EQUITY CENTRAL FUNDS (Cost $1,788,375,200)		1,907,586,495
Fixed-Income Central Funds - 26.0%

High Yield Fixed-Income Funds - 6.6%
Fidelity Emerging Markets Debt Central Fund (b)	1,405,694	14,309,964
Fidelity Floating Rate Central Fund (b)	773,584	78,410,455
Fidelity High Income Central Fund 1 (b)	883,331	87,096,453
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $174,218,793)		179,816,872
Investment Grade Fixed-Income Funds - 19.4%
Fidelity Tactical Income Central Fund (b) (Cost $509,857,316)	5,186,201	530,029,729
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $684,076,109)		709,846,601
Money Market Central Funds - 2.1%

Fidelity Cash Central Fund, 0.11% (a)	56,358,279	56,358,279
Fidelity Money Market Central Fund, 0.31% (a)	56,301	56,301
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $56,414,580)		56,414,580
Investment Companies - 1.8%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $48,706,449)	439,600	$ 48,637,343
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,577,572,338)	2,722,485,019
NET OTHER ASSETS (LIABILITIES) - 0.2%	4,450,936
NET ASSETS - 100%	$ 2,726,935,955
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
386 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 25,389,150	$ 4,481
819 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	36,633,870	(165,356)
TOTAL EQUITY INDEX CONTRACTS		$ 62,023,020	$ (160,875)
The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,539
Fidelity Consumer Discretionary Central Fund	1,301,537
Fidelity Consumer Staples Central Fund	2,515,877
Fidelity Emerging Markets Debt Central Fund	222,812
Fidelity Emerging Markets Equity Central Fund	832,255
Fidelity Energy Central Fund	1,672,851
Fidelity Financials Central Fund	1,396,034
Fidelity Floating Rate Central Fund	2,845,890
Fidelity Health Care Central Fund	857,871
Fidelity High Income Central Fund 1	5,430,268
Fidelity Industrials Central Fund	1,693,065
Fidelity Information Technology Central Fund	548,282
Fidelity International Equity Central Fund	10,599,098
Fidelity Materials Central Fund	583,661
Fidelity Money Market Central Fund	161
Fidelity Tactical Income Central Fund	12,424,458
Fidelity Telecom Services Central Fund	731,176
Fidelity Utilities Central Fund	1,119,770
Total	$ 44,830,605
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 34,094,005	$ 33,054,825	$ 29,826,203	2.8%
Fidelity Consumer Discretionary Central Fund	136,069,986	1,889,114	17,264,701	144,622,865	19.7%
Fidelity Consumer Staples Central Fund	127,570,864	3,807,696	20,971,505	124,931,870	17.9%
Fidelity Emerging Markets Debt Central Fund	-	14,188,204	124,292	14,309,964	13.6%
Fidelity Emerging Markets Equity Central Fund	97,790,561	13,597,977	42,129,093	76,743,967	23.7%
Fidelity Energy Central Fund	128,969,183	5,119,909	17,694,583	163,135,166	18.3%
Fidelity Financials Central Fund	220,799,745	15,228,906	13,677,970	230,268,329	18.8%
Fidelity Floating Rate Central Fund	77,935,224	12,095,061	15,437,115	78,410,455	2.7%
Fidelity Health Care Central Fund	156,854,066	2,720,471	45,001,767	153,152,135	18.3%
Fidelity High Income Central Fund 1	101,665,775	6,974,116	24,324,966	87,096,453	15.9%
Fidelity Industrials Central Fund	146,394,662	3,547,973	27,284,515	154,522,400	19.1%
Fidelity Information Technology Central Fund	221,911,599	3,803,096	41,806,633	220,973,363	18.3%
Fidelity International Equity Central Fund	416,002,632	34,883,425	33,083,304	464,038,953	24.7%
Fidelity Materials Central Fund	49,299,265	1,257,042	8,043,477	55,535,677	19.8%
Fidelity Tactical Income Central Fund	522,594,935	75,148,467	72,015,537	530,029,729	10.8%
Fidelity Telecom Services Central Fund	38,131,375	2,157,828	4,548,892	40,631,420	18.7%
Fidelity Utilities Central Fund	48,555,300	1,629,619	6,140,962	49,204,147	19.4%
Total	$ 2,515,960,602	$ 232,142,909	$ 422,604,137	$ 2,617,433,096
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,577,572,338. Net unrealized appreciation aggregated $144,912,681, of which $368,292,635 related to appreciated investment securities and $223,379,954 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.851908.104

AAM85-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 84.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	732,296	$ 9,007,236
Fidelity Consumer Discretionary Central Fund (b)	367,022	49,221,358
Fidelity Consumer Staples Central Fund (b)	306,019	43,148,656
Fidelity Emerging Markets Equity Central Fund (b)	119,445	26,264,678
Fidelity Energy Central Fund (b)	417,266	56,756,464
Fidelity Financials Central Fund (b)	1,389,483	80,131,474
Fidelity Health Care Central Fund (b)	375,953	54,171,090
Fidelity Industrials Central Fund (b)	353,746	53,677,410
Fidelity Information Technology Central Fund (b)	426,765	76,719,624
Fidelity International Equity Central Fund (b)	2,072,004	152,603,119
Fidelity Materials Central Fund (b)	107,088	19,234,123
Fidelity Telecom Services Central Fund (b)	105,002	13,910,660
Fidelity Utilities Central Fund (b)	156,037	16,872,256
TOTAL EQUITY CENTRAL FUNDS (Cost $596,323,094)		651,718,148
Fixed-Income Central Funds - 12.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (b)	399,835	4,070,317
Fidelity High Income Central Fund 1 (b)	349,096	34,420,873
TOTAL HIGH YIELD FIXED-INCOME FUNDS		38,491,190
Investment Grade Fixed-Income Funds - 7.2%
Fidelity Tactical Income Central Fund (b)	536,557	54,836,114
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $88,842,341)		93,327,304
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.11% (a) (Cost $212,061)	212,061	212,061
Investment Companies - 0.9%

iShares Barclays TIPS Bond ETF (Cost $6,858,347)	61,900	6,848,616
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $692,235,843)		752,106,129
NET OTHER ASSETS (LIABILITIES) - 2.2%		17,037,697
NET ASSETS - 100%		$ 769,143,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
81 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 5,327,775	$ 940
275 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	12,300,750	(55,523)
TOTAL EQUITY INDEX CONTRACTS		$ 17,628,525	$ (54,583)

The face value of futures purchased as a percentage of net assets is 2.3%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,973
Fidelity Consumer Discretionary Central Fund	430,499
Fidelity Consumer Staples Central Fund	856,367
Fidelity Emerging Markets Debt Central Fund	62,767
Fidelity Emerging Markets Equity Central Fund	279,295
Fidelity Energy Central Fund	574,755
Fidelity Financials Central Fund	467,740
Fidelity Health Care Central Fund	282,599
Fidelity High Income Central Fund 1	2,176,115
Fidelity Industrials Central Fund	567,985
Fidelity Information Technology Central Fund	186,620
Fidelity International Equity Central Fund	3,577,530
Fidelity Materials Central Fund	199,473
Fidelity Tactical Income Central Fund	1,314,712
Fidelity Telecom Services Central Fund	242,565
Fidelity Utilities Central Fund	370,237
Total	$ 11,593,232
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 11,476,526	$ 9,416,895	$ 9,007,236	0.9%
Fidelity Consumer Discretionary Central Fund	41,517,985	3,447,287	3,267,778	49,221,358	6.7%
Fidelity Consumer Staples Central Fund	41,570,091	2,304,433	5,620,904	43,148,656	6.2%
Fidelity Emerging Markets Debt Central Fund	-	4,082,839	81,300	4,070,317	3.9%
Fidelity Emerging Markets Equity Central Fund	31,592,728	3,150,255	10,822,550	26,264,678	8.1%
Fidelity Energy Central Fund	42,371,501	2,688,591	3,891,066	56,756,464	6.4%
Fidelity Financials Central Fund	73,413,516	7,987,098	3,502,716	80,131,474	6.6%
Fidelity Health Care Central Fund	47,129,056	2,150,553	7,717,343	54,171,090	6.5%
Fidelity High Income Central Fund 1	38,851,929	4,211,670	9,722,900	34,420,873	6.3%
Fidelity Industrials Central Fund	43,949,561	2,997,547	3,280,699	53,677,410	6.6%
Fidelity Information Technology Central Fund	68,558,855	5,367,754	8,824,895	76,719,624	6.3%
Fidelity International Equity Central Fund	138,200,607	15,436,381	16,134,416	152,603,119	8.1%
Fidelity Materials Central Fund	15,474,447	1,373,785	1,901,570	19,234,123	6.9%
Fidelity Tactical Income Central Fund	49,220,508	26,882,762	21,858,648	54,836,114	1.0%
Fidelity Telecom Services Central Fund	12,146,834	720,410	596,151	13,910,660	6.4%
Fidelity Utilities Central Fund	14,855,826	1,149,763	831,439	16,872,256	6.7%
Total	$ 664,953,667	$ 95,427,656	$ 107,471,271	$ 745,045,452
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $692,235,843. Net unrealized appreciation aggregated $59,870,286, of which $115,782,862 related to appreciated investment securities and $55,912,576 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

June 30, 2011

1.803294.107

AMI-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 20.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,543,456	$ 31,284,504
Fidelity Consumer Discretionary Central Fund (b)	418,070	56,067,372
Fidelity Consumer Staples Central Fund (b)	347,613	49,013,432
Fidelity Emerging Markets Equity Central Fund (b)	126,363	27,786,041
Fidelity Energy Central Fund (b)	482,558	65,637,554
Fidelity Financials Central Fund (b)	1,610,177	92,858,914
Fidelity Health Care Central Fund (b)	424,412	61,153,568
Fidelity Industrials Central Fund (b)	405,438	61,521,140
Fidelity Information Technology Central Fund (b)	492,773	88,585,792
Fidelity International Equity Central Fund (b)	2,373,980	174,843,630
Fidelity Materials Central Fund (b)	121,791	21,874,969
Fidelity Telecom Services Central Fund (b)	122,564	16,237,269
Fidelity Utilities Central Fund (b)	172,505	18,652,965
TOTAL EQUITY CENTRAL FUNDS (Cost $677,109,811)		765,517,150
Fixed-Income Central Funds - 52.8%

High Yield Fixed-Income Funds - 7.0%
Fidelity Emerging Markets Debt Central Fund (b)	1,877,467	19,112,616
Fidelity Floating Rate Central Fund (b)	1,179,662	119,570,517
Fidelity High Income Central Fund 1 (b)	1,265,952	124,822,879
TOTAL HIGH YIELD FIXED-INCOME FUNDS		263,506,012
Investment Grade Fixed-Income Funds - 45.8%
Fidelity Tactical Income Central Fund (b) (Cost $1,641,134,836)	16,719,242	1,708,706,580
TOTAL FIXED-INCOME CENTRAL FUNDS		1,972,212,592
Money Market Central Funds - 25.1%

Fidelity Cash Central Fund, 0.11% (a)	167,641,454	167,641,454
Fidelity Money Market Central Fund, 0.31% (a)	767,758,545	767,758,545
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $935,399,999)		935,399,999
Investment Companies - 3.6%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $134,330,527)	1,212,400	$ 134,139,936
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,635,615,431)		3,807,269,677
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(75,224,634)
NET ASSETS - 100%		$ 3,732,045,043
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
255 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 16,772,625	$ 2,960
353 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	15,789,690	(71,271)
TOTAL EQUITY INDEX CONTRACTS		$ 32,562,315	$ (68,311)

The face value of futures purchased as a percentage of net assets is 0.8%
Security Type Abbreviations
ETF - EXCHANGE TRADED FUND
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 235,171
Fidelity Consumer Discretionary Central Fund	480,309
Fidelity Consumer Staples Central Fund	948,505
Fidelity Emerging Markets Debt Central Fund	292,562
Fidelity Emerging Markets Equity Central Fund	295,320
Fidelity Energy Central Fund	632,059
Fidelity Financials Central Fund	526,940
Fidelity Floating Rate Central Fund	3,668,514
Fidelity Health Care Central Fund	313,344
Fidelity High Income Central Fund 1	6,944,343
Fidelity Industrials Central Fund	635,400
Fidelity Information Technology Central Fund	207,845
Fidelity International Equity Central Fund	3,913,187
Fidelity Materials Central Fund	220,102
Fidelity Money Market Central Fund	1,863,030
Fidelity Tactical Income Central Fund	37,611,975
Fidelity Telecom Services Central Fund	272,095
Fidelity Utilities Central Fund	405,918
Total	$ 59,466,619
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 24,875,777	$ 33,291,554	$ 31,284,504	3.0%
Fidelity Consumer Discretionary Central Fund	45,560,668	8,542,991	6,633,760	56,067,372	7.6%
Fidelity Consumer Staples Central Fund	43,988,692	6,886,727	7,331,606	49,013,432	7.0%
Fidelity Emerging Markets Debt Central Fund	-	18,842,799	53,389	19,112,616	18.1%
Fidelity Emerging Markets Equity Central Fund	35,966,470	8,838,719	19,701,749	27,786,041	8.6%
Fidelity Energy Central Fund	44,327,258	12,982,828	8,711,641	65,637,554	7.4%
Fidelity Financials Central Fund	82,498,800	20,160,479	12,405,207	92,858,914	7.6%
Fidelity Floating Rate Central Fund	97,415,747	18,016,703	669,672	119,570,517	4.1%
Fidelity Health Care Central Fund	51,145,285	8,370,036	12,202,206	61,153,568	7.3%
Fidelity High Income Central Fund 1	121,836,478	18,844,891	19,246,067	124,822,879	22.8%
Fidelity Industrials Central Fund	49,634,644	8,881,957	8,305,948	61,521,140	7.6%
Fidelity Information Technology Central Fund	76,871,824	11,226,832	12,637,141	88,585,792	7.3%
Fidelity International Equity Central Fund	150,090,745	23,354,503	15,761,875	174,843,630	9.3%
Fidelity Materials Central Fund	16,958,529	3,735,903	3,534,225	21,874,969	7.8%
Fidelity Tactical Income Central Fund	1,487,037,888	322,110,864	113,844,692	1,708,706,580	34.8%
Fidelity Telecom Services Central Fund	13,038,484	2,666,580	1,339,442	16,237,269	7.5%
Fidelity Utilities Central Fund	16,478,538	2,568,307	2,260,709	18,652,965	7.4%
Total	$ 2,367,934,263	$ 520,906,896	$ 277,930,883	$ 2,737,729,742
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $3,635,615,431. Net unrealized appreciation aggregated $171,654,246, of which $214,451,859 related to appreciated investment securities and $42,797,613 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

June 30, 2011

1.849901.103

TAN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 30.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	162,600	$ 1,999,975
Fidelity Consumer Discretionary Central Fund (b)	36,304	4,868,783
Fidelity Consumer Staples Central Fund (b)	30,332	4,276,844
Fidelity Emerging Markets Equity Central Fund (b)	12,425	2,732,150
Fidelity Energy Central Fund (b)	43,654	5,937,881
Fidelity Financials Central Fund (b)	147,354	8,497,891
Fidelity Health Care Central Fund (b)	38,514	5,549,457
Fidelity Industrials Central Fund (b)	36,356	5,516,617
Fidelity Information Technology Central Fund (b)	46,716	8,398,184
Fidelity International Equity Central Fund (b)	225,746	16,626,192
Fidelity Materials Central Fund (b)	11,121	1,997,473
Fidelity Telecom Services Central Fund (b)	9,785	1,296,333
Fidelity Utilities Central Fund (b)	14,749	1,594,803
TOTAL EQUITY CENTRAL FUNDS (Cost $62,598,572)		69,292,583
Fixed-Income Central Funds - 52.9%

High Yield Fixed-Income Funds - 7.0%
Fidelity Emerging Markets Debt Central Fund (b)	107,249	1,091,795
Fidelity Floating Rate Central Fund (b)	71,144	7,211,190
Fidelity High Income Central Fund 1 (b)	75,527	7,446,957
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $15,067,603)		15,749,942
Investment Grade Fixed-Income Funds - 45.9%
Fidelity Tactical Income Central Fund (b) (Cost $99,597,056)	1,015,621	103,796,429
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $114,664,659)		119,546,371
Money Market Central Funds - 14.9%

Fidelity Cash Central Fund, 0.11% (a)	10,569,200	10,569,200
Fidelity Money Market Central Fund, 0.31% (a)	23,139,846	23,139,846
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $33,709,046)		33,709,046
Investment Companies - 3.6%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $8,099,277)	73,100	$ 8,087,786
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $219,071,554)	230,635,786
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(4,418,469)
NET ASSETS - 100%	$ 226,217,317
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,118,175	$ 197
27 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	1,207,710	(5,451)
TOTAL EQUITY INDEX CONTRACTS		$ 2,325,885	$ (5,254)

The face value of futures purchased as a percentage of net assets is 1%
Security Type Abbreviations
ETF - EXCHANGE TRADED FUND
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,477
Fidelity Consumer Discretionary Central Fund	37,373
Fidelity Consumer Staples Central Fund	74,115
Fidelity Emerging Markets Debt Central Fund	16,737
Fidelity Emerging Markets Equity Central Fund	25,871
Fidelity Energy Central Fund	50,014
Fidelity Financials Central Fund	39,487
Fidelity Floating Rate Central Fund	188,663
Fidelity Health Care Central Fund	23,368
Fidelity High Income Central Fund 1	343,784
Fidelity Industrials Central Fund	49,650
Fidelity Information Technology Central Fund	16,210
Fidelity International Equity Central Fund	338,627
Fidelity Materials Central Fund	17,240
Fidelity Money Market Central Fund	35,963
Fidelity Tactical Income Central Fund	1,950,517
Fidelity Telecom Services Central Fund	19,209
Fidelity Utilities Central Fund	31,140
Total	$ 3,274,445
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 2,498,885	$ 1,895,176	$ 1,999,975	0.2%
Fidelity Consumer Discretionary Central Fund	2,836,215	1,744,332	289,558	4,868,783	0.7%
Fidelity Consumer Staples Central Fund	2,843,919	1,452,466	424,792	4,276,844	0.6%
Fidelity Emerging Markets Debt Central Fund	-	1,073,509	-	1,091,795	1.0%
Fidelity Emerging Markets Equity Central Fund	1,939,042	1,508,402	878,147	2,732,150	0.8%
Fidelity Energy Central Fund	2,899,956	2,548,439	643,254	5,937,881	0.7%
Fidelity Financials Central Fund	5,225,903	4,115,947	837,515	8,497,891	0.7%
Fidelity Floating Rate Central Fund	4,064,391	3,036,177	91,907	7,211,190	0.2%
Fidelity Health Care Central Fund	3,238,395	2,020,290	708,649	5,549,457	0.7%
Fidelity High Income Central Fund 1	4,863,799	3,454,617	1,006,204	7,446,957	1.4%
Fidelity Industrials Central Fund	2,985,576	2,106,278	315,464	5,516,617	0.7%
Fidelity Information Technology Central Fund	4,518,643	3,530,089	435,250	8,398,184	0.7%
Fidelity International Equity Central Fund	9,992,395	7,196,407	1,776,740	16,626,192	0.9%
Fidelity Materials Central Fund	1,042,730	738,841	92,858	1,997,473	0.7%
Fidelity Tactical Income Central Fund	62,297,007	45,182,134	4,681,045	103,796,429	2.1%
Fidelity Telecom Services Central Fund	753,772	463,460	56,267	1,296,333	0.6%
Fidelity Utilities Central Fund	1,047,040	514,228	106,726	1,594,803	0.6%
Total	$ 111,788,806	$ 83,184,501	$ 14,239,552	$ 188,838,954
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $219,071,554. Net unrealized appreciation aggregated $11,564,232, of which $12,808,373 related to appreciated investment securities and $1,244,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

June 30, 2011

1.849911.103

FAN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	118,798	$ 1,461,221
Fidelity Consumer Discretionary Central Fund (b)	33,910	4,547,734
Fidelity Consumer Staples Central Fund (b)	27,914	3,935,913
Fidelity Emerging Markets Equity Central Fund (b)	11,605	2,551,855
Fidelity Energy Central Fund (b)	40,499	5,508,628
Fidelity Financials Central Fund (b)	138,741	8,001,219
Fidelity Health Care Central Fund (b)	35,239	5,077,517
Fidelity Industrials Central Fund (b)	34,054	5,167,389
Fidelity Information Technology Central Fund (b)	44,183	7,942,729
Fidelity International Equity Central Fund (b)	212,756	15,669,510
Fidelity Materials Central Fund (b)	10,277	1,845,893
Fidelity Telecom Services Central Fund (b)	9,105	1,206,178
Fidelity Utilities Central Fund (b)	13,595	1,470,077
TOTAL EQUITY CENTRAL FUNDS (Cost $58,809,077)		64,385,863
Fixed-Income Central Funds - 47.7%

High Yield Fixed-Income Funds - 6.9%
Fidelity Emerging Markets Debt Central Fund (b)	77,345	787,377
Fidelity Floating Rate Central Fund (b)	50,017	5,069,750
Fidelity High Income Central Fund 1 (b)	52,968	5,222,682
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,079,809
Investment Grade Fixed-Income Funds - 40.8%
Fidelity Tactical Income Central Fund (b)	635,119	64,909,171
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,192,536)		75,988,980
Money Market Central Funds - 10.9%

Fidelity Cash Central Fund, 0.11% (a)	6,817,885	6,817,885
Fidelity Money Market Central Fund, 0.31% (a)	10,616,580	10,616,580
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $17,434,465)		17,434,465
Investment Companies - 2.7%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $4,276,770)	38,600	$ 4,270,704
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $153,712,848)		162,080,012
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,929,972)
NET ASSETS - 100%		$ 159,150,040
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,381,275	$ 244
26 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	1,162,980	(5,249)
TOTAL EQUITY INDEX CONTRACTS		$ 2,544,255	$ (5,005)

The face value of futures purchased as a percentage of net assets is 1.6%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds other than Commodity Strategy, and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,640
Fidelity Consumer Discretionary Central Fund	35,275
Fidelity Consumer Staples Central Fund	69,251
Fidelity Emerging Markets Debt Central Fund	12,048
Fidelity Emerging Markets Equity Central Fund	24,378
Fidelity Energy Central Fund	47,083
Fidelity Financials Central Fund	36,380
Fidelity Floating Rate Central Fund	132,837
Fidelity Health Care Central Fund	22,046
Fidelity High Income Central Fund 1	240,055
Fidelity Industrials Central Fund	46,413
Fidelity Information Technology Central Fund	15,029
Fidelity International Equity Central Fund	318,802
Fidelity Materials Central Fund	16,450
Fidelity Money Market Central Fund	15,167
Fidelity Tactical Income Central Fund	1,195,249
Fidelity Telecom Services Central Fund	18,527
Fidelity Utilities Central Fund	28,872
Total	$ 2,283,502
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 1,885,111	$ 1,466,221	$ 1,461,221	0.1%
Fidelity Consumer Discretionary Central Fund	2,746,341	1,654,796	395,378	4,547,734	0.6%
Fidelity Consumer Staples Central Fund	2,734,564	1,270,302	450,157	3,935,913	0.6%
Fidelity Emerging Markets Debt Central Fund	-	774,200	80	787,377	0.7%
Fidelity Emerging Markets Equity Central Fund	1,893,785	1,353,674	839,671	2,551,855	0.8%
Fidelity Energy Central Fund	2,808,419	2,109,067	482,547	5,508,628	0.6%
Fidelity Financials Central Fund	4,798,986	3,903,283	669,360	8,001,219	0.7%
Fidelity Floating Rate Central Fund	2,867,577	2,109,552	51,136	5,069,750	0.2%
Fidelity Health Care Central Fund	3,113,727	1,696,726	666,246	5,077,517	0.6%
Fidelity High Income Central Fund 1	3,382,802	2,507,882	761,267	5,222,682	1.0%
Fidelity Industrials Central Fund	2,902,234	1,880,808	307,388	5,167,389	0.6%
Fidelity Information Technology Central Fund	4,037,161	3,581,371	383,476	7,942,729	0.7%
Fidelity International Equity Central Fund	9,145,167	6,920,545	1,499,497	15,669,510	0.8%
Fidelity Materials Central Fund	1,035,671	593,853	82,228	1,845,893	0.7%
Fidelity Tactical Income Central Fund	38,036,299	29,239,383	2,998,850	64,909,171	1.3%
Fidelity Telecom Services Central Fund	753,739	437,067	111,278	1,206,178	0.6%
Fidelity Utilities Central Fund	973,601	447,955	82,700	1,470,077	0.6%
Total	$ 82,169,135	$ 62,365,575	$ 11,247,480	$ 140,374,843
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $153,712,848. Net unrealized appreciation aggregated $8,367,164, of which $9,818,400 related to appreciated investment securities and $1,451,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

June 30, 2011

1.803291.107

FAA-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 49.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	5,395,512	$ 66,364,798
Fidelity Consumer Discretionary Central Fund (b)	1,867,130	250,400,740
Fidelity Consumer Staples Central Fund (b)	1,559,201	219,847,332
Fidelity Emerging Markets Equity Central Fund (b)	590,220	129,783,485
Fidelity Energy Central Fund (b)	2,071,895	281,819,122
Fidelity Financials Central Fund (b)	6,897,475	397,777,403
Fidelity Health Care Central Fund (b)	1,896,170	273,219,143
Fidelity Industrials Central Fund (b)	1,786,200	271,038,030
Fidelity Information Technology Central Fund (b)	2,156,963	387,757,244
Fidelity International Equity Central Fund (b)	10,948,515	806,358,137
Fidelity Materials Central Fund (b)	531,983	95,549,426
Fidelity Telecom Services Central Fund (b)	536,516	71,077,591
Fidelity Utilities Central Fund (b)	778,528	84,182,242
TOTAL EQUITY CENTRAL FUNDS (Cost $2,942,616,998)		3,335,174,693
Fixed-Income Central Funds - 42.3%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (b)	3,411,716	34,731,269
Fidelity Floating Rate Central Fund (b)	2,098,690	212,723,242
Fidelity High Income Central Fund 1 (b)	2,279,100	224,719,246
TOTAL HIGH YIELD FIXED-INCOME FUNDS		472,173,757
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Tactical Income Central Fund (b)	23,048,159	2,355,521,872
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,704,264,140)		2,827,695,629
Money Market Central Funds - 6.6%

Fidelity Cash Central Fund, 0.11% (a)	204,987,172	204,987,172
Fidelity Money Market Central Fund, 0.31% (a)	234,771,277	234,771,277
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $439,758,449)		439,758,449
Investment Companies - 2.7%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $179,779,538)	1,622,600	$ 179,524,467
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,266,419,125)		6,782,153,238
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(102,257,309)
NET ASSETS - 100%		$ 6,679,895,929
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,161 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 76,364,775	$ 13,477
1,579 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	70,628,670	(318,800)
TOTAL EQUITY INDEX CONTRACTS		$ 146,993,445	$ (305,323)

The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF - EXCHANGE-TRADED FUNDS
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 195,193
Fidelity Consumer Discretionary Central Fund	2,271,457
Fidelity Consumer Staples Central Fund	4,516,536
Fidelity Emerging Markets Debt Central Fund	541,447
Fidelity Emerging Markets Equity Central Fund	1,437,466
Fidelity Energy Central Fund	2,947,319
Fidelity Financials Central Fund	2,458,873
Fidelity Floating Rate Central Fund	7,028,678
Fidelity Health Care Central Fund	1,525,166
Fidelity High Income Central Fund 1	13,713,974
Fidelity Industrials Central Fund	3,012,987
Fidelity Information Technology Central Fund	984,538
Fidelity International Equity Central Fund	18,659,200
Fidelity Materials Central Fund	1,023,844
Fidelity Money Market Central Fund	666,041
Fidelity Tactical Income Central Fund	54,444,117
Fidelity Telecom Services Central Fund	1,294,537
Fidelity Utilities Central Fund	1,951,821
Total	$ 118,673,194
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 64,499,734	$ 72,150,151	$ 66,364,798	6.3%
Fidelity Consumer Discretionary Central Fund	235,359,788	2,779,839	29,791,296	250,400,740	34.1%
Fidelity Consumer Staples Central Fund	228,445,360	5,068,787	40,310,598	219,847,332	31.6%
Fidelity Emerging Markets Debt Central Fund	-	34,576,468	442,211	34,731,269	32.9%
Fidelity Emerging Markets Equity Central Fund	172,366,846	20,496,452	76,692,300	129,783,485	40.1%
Fidelity Energy Central Fund	231,189,162	3,984,975	36,599,397	281,819,122	31.7%
Fidelity Financials Central Fund	390,689,038	18,029,560	25,244,693	397,777,403	32.5%
Fidelity Floating Rate Central Fund	193,642,208	20,986,469	11,455,424	212,723,242	7.3%
Fidelity Health Care Central Fund	267,409,685	2,206,187	64,695,037	273,219,143	32.7%
Fidelity High Income Central Fund 1	257,887,814	14,373,815	54,685,370	224,719,246	41.1%
Fidelity Industrials Central Fund	257,594,118	3,742,940	47,140,714	271,038,030	33.4%
Fidelity Information Technology Central Fund	387,038,121	2,202,323	66,773,093	387,757,244	32.0%
Fidelity International Equity Central Fund	746,878,361	22,387,750	46,918,451	806,358,137	42.9%
Fidelity Materials Central Fund	85,849,120	1,292,265	14,415,118	95,549,426	34.1%
Fidelity Tactical Income Central Fund	2,319,043,365	188,770,218	169,668,894	2,355,521,872	48.0%
Fidelity Telecom Services Central Fund	66,739,289	1,461,289	5,910,882	71,077,591	32.7%
Fidelity Utilities Central Fund	84,950,881	2,187,128	12,007,497	84,182,242	33.2%
Total	$ 5,990,325,040	$ 409,046,201	$ 774,901,127	$ 6,162,870,322
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $6,266,419,125. Net unrealized appreciation aggregated $515,734,113, of which $825,135,339 related to appreciated investment securities and $309,401,226 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

June 30, 2011

1.849912.103

SAN-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 60.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	238,392	$ 2,932,223
Fidelity Consumer Discretionary Central Fund (b)	97,690	13,101,230
Fidelity Consumer Staples Central Fund (b)	81,048	11,427,740
Fidelity Emerging Markets Equity Central Fund (b)	32,967	7,249,047
Fidelity Energy Central Fund (b)	118,316	16,093,332
Fidelity Financials Central Fund (b)	396,645	22,874,542
Fidelity Health Care Central Fund (b)	103,398	14,898,588
Fidelity Industrials Central Fund (b)	97,859	14,849,057
Fidelity Information Technology Central Fund (b)	126,696	22,776,167
Fidelity International Equity Central Fund (b)	609,773	44,909,813
Fidelity Materials Central Fund (b)	29,276	5,258,327
Fidelity Telecom Services Central Fund (b)	26,802	3,550,753
Fidelity Utilities Central Fund (b)	38,725	4,187,313
TOTAL EQUITY CENTRAL FUNDS (Cost $167,677,555)		184,108,132
Fixed-Income Central Funds - 36.5%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (b)	148,123	1,507,892
Fidelity Floating Rate Central Fund (b)	86,184	8,735,608
Fidelity High Income Central Fund 1 (b)	95,695	9,435,575
TOTAL HIGH YIELD FIXED-INCOME FUNDS		19,679,075
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Tactical Income Central Fund (b)	895,139	91,483,234
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $107,627,258)		111,162,309
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.11% (a) (Cost $6,850,258)	6,850,258	6,850,258
Investment Companies - 1.8%

iShares Barclays TIPS Bond ETF (Cost $5,429,063)	49,000	5,421,360
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $287,584,134)		307,542,059
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(2,668,661)
NET ASSETS - 100%		$ 304,873,398
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
22 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 1,447,050	$ 255
81 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	3,623,130	(16,354)
TOTAL EQUITY INDEX CONTRACTS		$ 5,070,180	$ (16,099)

The face value of futures purchased as a percentage of net assets is 1.7%
Security Type Abbreviations
ETF - EXCHANGE-TRADED FUND
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,151
Fidelity Consumer Discretionary Central Fund	93,340
Fidelity Consumer Staples Central Fund	186,635
Fidelity Emerging Markets Debt Central Fund	22,909
Fidelity Emerging Markets Equity Central Fund	67,161
Fidelity Energy Central Fund	124,971
Fidelity Financials Central Fund	95,527
Fidelity Floating Rate Central Fund	234,028
Fidelity Health Care Central Fund	56,513
Fidelity High Income Central Fund 1	421,684
Fidelity Industrials Central Fund	124,578
Fidelity Information Technology Central Fund	40,491
Fidelity International Equity Central Fund	888,505
Fidelity Materials Central Fund	43,202
Fidelity Tactical Income Central Fund	1,556,489
Fidelity Telecom Services Central Fund	48,115
Fidelity Utilities Central Fund	77,262
Total	$ 4,085,561
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 4,738,678	$ 3,110,648	$ 2,932,223	0.3%
Fidelity Consumer Discretionary Central Fund	5,756,305	6,444,709	418,716	13,101,230	1.8%
Fidelity Consumer Staples Central Fund	5,811,550	4,789,104	143,211	11,427,740	1.6%
Fidelity Emerging Markets Debt Central Fund	-	1,482,939	26	1,507,892	1.4%
Fidelity Emerging Markets Equity Central Fund	4,128,180	5,079,801	2,238,660	7,249,047	2.2%
Fidelity Energy Central Fund	5,915,090	8,053,988	391,725	16,093,332	1.8%
Fidelity Financials Central Fund	10,671,039	13,315,268	863,181	22,874,542	1.9%
Fidelity Floating Rate Central Fund	4,167,636	5,065,576	720,472	8,735,608	0.3%
Fidelity Health Care Central Fund	6,551,401	6,185,759	252,081	14,898,588	1.8%
Fidelity High Income Central Fund 1	4,893,382	5,982,331	1,583,034	9,435,575	1.7%
Fidelity Industrials Central Fund	6,164,332	7,183,321	159,696	14,849,057	1.8%
Fidelity Information Technology Central Fund	8,716,166	12,713,196	292,271	22,776,167	1.9%
Fidelity International Equity Central Fund	19,858,213	24,149,366	1,807,187	44,909,813	2.4%
Fidelity Materials Central Fund	2,114,208	2,513,152	58,444	5,258,327	1.9%
Fidelity Tactical Income Central Fund	40,787,960	51,295,713	1,603,401	91,483,234	1.9%
Fidelity Telecom Services Central Fund	1,538,035	1,735,968	51,340	3,550,753	1.6%
Fidelity Utilities Central Fund	2,134,412	1,760,612	53,290	4,187,313	1.7%
Total	$ 130,417,603	$ 162,489,481	$ 13,747,383	$ 295,270,441
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $287,585,336. Net unrealized appreciation aggregated $19,956,723, of which $23,032,458 related to appreciated investment securities and $3,075,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

June 30, 2011

1.818368.106

AMG-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 69.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,424,895	$ 29,826,203
Fidelity Consumer Discretionary Central Fund (b)	1,078,390	144,622,865
Fidelity Consumer Staples Central Fund (b)	886,042	124,931,870
Fidelity Emerging Markets Equity Central Fund (b)	349,011	76,743,967
Fidelity Energy Central Fund (b)	1,199,347	163,135,166
Fidelity Financials Central Fund (b)	3,992,862	230,268,329
Fidelity Health Care Central Fund (b)	1,062,892	153,152,135
Fidelity Industrials Central Fund (b)	1,018,337	154,522,400
Fidelity Information Technology Central Fund (b)	1,229,200	220,973,363
Fidelity International Equity Central Fund (b)	6,300,597	464,038,953
Fidelity Materials Central Fund (b)	309,201	55,535,677
Fidelity Telecom Services Central Fund (b)	306,699	40,631,420
Fidelity Utilities Central Fund (b)	455,046	49,204,147
TOTAL EQUITY CENTRAL FUNDS (Cost $1,788,375,200)		1,907,586,495
Fixed-Income Central Funds - 26.0%

High Yield Fixed-Income Funds - 6.6%
Fidelity Emerging Markets Debt Central Fund (b)	1,405,694	14,309,964
Fidelity Floating Rate Central Fund (b)	773,584	78,410,455
Fidelity High Income Central Fund 1 (b)	883,331	87,096,453
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $174,218,793)		179,816,872
Investment Grade Fixed-Income Funds - 19.4%
Fidelity Tactical Income Central Fund (b) (Cost $509,857,316)	5,186,201	530,029,729
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $684,076,109)		709,846,601
Money Market Central Funds - 2.1%

Fidelity Cash Central Fund, 0.11% (a)	56,358,279	56,358,279
Fidelity Money Market Central Fund, 0.31% (a)	56,301	56,301
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $56,414,580)		56,414,580
Investment Companies - 1.8%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $48,706,449)	439,600	$ 48,637,343
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,577,572,338)	2,722,485,019
NET OTHER ASSETS (LIABILITIES) - 0.2%	4,450,936
NET ASSETS - 100%	$ 2,726,935,955
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
386 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 25,389,150	$ 4,481
819 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	36,633,870	(165,356)
TOTAL EQUITY INDEX CONTRACTS		$ 62,023,020	$ (160,875)
The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,539
Fidelity Consumer Discretionary Central Fund	1,301,537
Fidelity Consumer Staples Central Fund	2,515,877
Fidelity Emerging Markets Debt Central Fund	222,812
Fidelity Emerging Markets Equity Central Fund	832,255
Fidelity Energy Central Fund	1,672,851
Fidelity Financials Central Fund	1,396,034
Fidelity Floating Rate Central Fund	2,845,890
Fidelity Health Care Central Fund	857,871
Fidelity High Income Central Fund 1	5,430,268
Fidelity Industrials Central Fund	1,693,065
Fidelity Information Technology Central Fund	548,282
Fidelity International Equity Central Fund	10,599,098
Fidelity Materials Central Fund	583,661
Fidelity Money Market Central Fund	161
Fidelity Tactical Income Central Fund	12,424,458
Fidelity Telecom Services Central Fund	731,176
Fidelity Utilities Central Fund	1,119,770
Total	$ 44,830,605
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 34,094,005	$ 33,054,825	$ 29,826,203	2.8%
Fidelity Consumer Discretionary Central Fund	136,069,986	1,889,114	17,264,701	144,622,865	19.7%
Fidelity Consumer Staples Central Fund	127,570,864	3,807,696	20,971,505	124,931,870	17.9%
Fidelity Emerging Markets Debt Central Fund	-	14,188,204	124,292	14,309,964	13.6%
Fidelity Emerging Markets Equity Central Fund	97,790,561	13,597,977	42,129,093	76,743,967	23.7%
Fidelity Energy Central Fund	128,969,183	5,119,909	17,694,583	163,135,166	18.3%
Fidelity Financials Central Fund	220,799,745	15,228,906	13,677,970	230,268,329	18.8%
Fidelity Floating Rate Central Fund	77,935,224	12,095,061	15,437,115	78,410,455	2.7%
Fidelity Health Care Central Fund	156,854,066	2,720,471	45,001,767	153,152,135	18.3%
Fidelity High Income Central Fund 1	101,665,775	6,974,116	24,324,966	87,096,453	15.9%
Fidelity Industrials Central Fund	146,394,662	3,547,973	27,284,515	154,522,400	19.1%
Fidelity Information Technology Central Fund	221,911,599	3,803,096	41,806,633	220,973,363	18.3%
Fidelity International Equity Central Fund	416,002,632	34,883,425	33,083,304	464,038,953	24.7%
Fidelity Materials Central Fund	49,299,265	1,257,042	8,043,477	55,535,677	19.8%
Fidelity Tactical Income Central Fund	522,594,935	75,148,467	72,015,537	530,029,729	10.8%
Fidelity Telecom Services Central Fund	38,131,375	2,157,828	4,548,892	40,631,420	18.7%
Fidelity Utilities Central Fund	48,555,300	1,629,619	6,140,962	49,204,147	19.4%
Total	$ 2,515,960,602	$ 232,142,909	$ 422,604,137	$ 2,617,433,096
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $2,577,572,338. Net unrealized appreciation aggregated $144,912,681, of which $368,292,635 related to appreciated investment securities and $223,379,954 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

June 30, 2011

1.803292.107

AGG-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 84.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	732,296	$ 9,007,236
Fidelity Consumer Discretionary Central Fund (b)	367,022	49,221,358
Fidelity Consumer Staples Central Fund (b)	306,019	43,148,656
Fidelity Emerging Markets Equity Central Fund (b)	119,445	26,264,678
Fidelity Energy Central Fund (b)	417,266	56,756,464
Fidelity Financials Central Fund (b)	1,389,483	80,131,474
Fidelity Health Care Central Fund (b)	375,953	54,171,090
Fidelity Industrials Central Fund (b)	353,746	53,677,410
Fidelity Information Technology Central Fund (b)	426,765	76,719,624
Fidelity International Equity Central Fund (b)	2,072,004	152,603,119
Fidelity Materials Central Fund (b)	107,088	19,234,123
Fidelity Telecom Services Central Fund (b)	105,002	13,910,660
Fidelity Utilities Central Fund (b)	156,037	16,872,256
TOTAL EQUITY CENTRAL FUNDS (Cost $596,323,094)		651,718,148
Fixed-Income Central Funds - 12.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (b)	399,835	4,070,317
Fidelity High Income Central Fund 1 (b)	349,096	34,420,873
TOTAL HIGH YIELD FIXED-INCOME FUNDS		38,491,190
Investment Grade Fixed-Income Funds - 7.2%
Fidelity Tactical Income Central Fund (b)	536,557	54,836,114
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $88,842,341)		93,327,304
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.11% (a) (Cost $212,061)	212,061	212,061
Investment Companies - 0.9%

iShares Barclays TIPS Bond ETF (Cost $6,858,347)	61,900	6,848,616
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $692,235,843)		752,106,129
NET OTHER ASSETS (LIABILITIES) - 2.2%		17,037,697
NET ASSETS - 100%		$ 769,143,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
81 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 5,327,775	$ 940
275 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2011	12,300,750	(55,523)
TOTAL EQUITY INDEX CONTRACTS		$ 17,628,525	$ (54,583)

The face value of futures purchased as a percentage of net assets is 2.3%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,973
Fidelity Consumer Discretionary Central Fund	430,499
Fidelity Consumer Staples Central Fund	856,367
Fidelity Emerging Markets Debt Central Fund	62,767
Fidelity Emerging Markets Equity Central Fund	279,295
Fidelity Energy Central Fund	574,755
Fidelity Financials Central Fund	467,740
Fidelity Health Care Central Fund	282,599
Fidelity High Income Central Fund 1	2,176,115
Fidelity Industrials Central Fund	567,985
Fidelity Information Technology Central Fund	186,620
Fidelity International Equity Central Fund	3,577,530
Fidelity Materials Central Fund	199,473
Fidelity Tactical Income Central Fund	1,314,712
Fidelity Telecom Services Central Fund	242,565
Fidelity Utilities Central Fund	370,237
Total	$ 11,593,232
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 11,476,526	$ 9,416,895	$ 9,007,236	0.9%
Fidelity Consumer Discretionary Central Fund	41,517,985	3,447,287	3,267,778	49,221,358	6.7%
Fidelity Consumer Staples Central Fund	41,570,091	2,304,433	5,620,904	43,148,656	6.2%
Fidelity Emerging Markets Debt Central Fund	-	4,082,839	81,300	4,070,317	3.9%
Fidelity Emerging Markets Equity Central Fund	31,592,728	3,150,255	10,822,550	26,264,678	8.1%
Fidelity Energy Central Fund	42,371,501	2,688,591	3,891,066	56,756,464	6.4%
Fidelity Financials Central Fund	73,413,516	7,987,098	3,502,716	80,131,474	6.6%
Fidelity Health Care Central Fund	47,129,056	2,150,553	7,717,343	54,171,090	6.5%
Fidelity High Income Central Fund 1	38,851,929	4,211,670	9,722,900	34,420,873	6.3%
Fidelity Industrials Central Fund	43,949,561	2,997,547	3,280,699	53,677,410	6.6%
Fidelity Information Technology Central Fund	68,558,855	5,367,754	8,824,895	76,719,624	6.3%
Fidelity International Equity Central Fund	138,200,607	15,436,381	16,134,416	152,603,119	8.1%
Fidelity Materials Central Fund	15,474,447	1,373,785	1,901,570	19,234,123	6.9%
Fidelity Tactical Income Central Fund	49,220,508	26,882,762	21,858,648	54,836,114	1.0%
Fidelity Telecom Services Central Fund	12,146,834	720,410	596,151	13,910,660	6.4%
Fidelity Utilities Central Fund	14,855,826	1,149,763	831,439	16,872,256	6.7%
Total	$ 664,953,667	$ 95,427,656	$ 107,471,271	$ 745,045,452
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $692,235,843. Net unrealized appreciation aggregated $59,870,286, of which $115,782,862 related to appreciated investment securities and $55,912,576 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

June 30, 2011

1.861616.103

BMO-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,211	$ 430,647
Fidelity Consumer Staples Central Fund (a)	2,767	390,129
Fidelity Energy Central Fund (a)	3,711	504,827
Fidelity Financials Central Fund (a)	12,873	742,378
Fidelity Health Care Central Fund (a)	3,477	501,043
Fidelity Industrials Central Fund (a)	3,159	479,384
Fidelity Information Technology Central Fund (a)	4,167	749,085
Fidelity Materials Central Fund (a)	1,013	182,029
Fidelity Telecom Services Central Fund (a)	865	114,597
Fidelity Utilities Central Fund (a)	1,355	146,466
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $4,014,166)		4,240,585
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(19,400)
NET ASSETS - 100%		$ 4,221,185
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 3,765
Fidelity Consumer Staples Central Fund	7,534
Fidelity Energy Central Fund	5,010
Fidelity Financials Central Fund	4,354
Fidelity Health Care Central Fund	2,520
Fidelity Industrials Central Fund	4,966
Fidelity Information Technology Central Fund	1,645
Fidelity Materials Central Fund	1,774
Fidelity Telecom Services Central Fund	2,108
Fidelity Utilities Central Fund	3,247
Total	$ 36,923
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 390,968	$ 99,569	$ 126,917	$ 430,647	0.1%
Fidelity Consumer Staples Central Fund	384,704	73,760	111,158	390,129	0.1%
Fidelity Energy Central Fund	403,334	144,410	177,789	504,827	0.1%
Fidelity Financials Central Fund	707,845	263,999	250,767	742,378	0.1%
Fidelity Health Care Central Fund	441,935	89,551	139,932	501,043	0.1%
Fidelity Industrials Central Fund	416,636	92,055	116,111	479,384	0.1%
Fidelity Information Technology Central Fund	606,164	250,207	206,977	749,085	0.1%
Fidelity Materials Central Fund	153,448	29,969	39,866	182,029	0.1%
Fidelity Telecom Services Central Fund	111,342	27,444	38,499	114,597	0.1%
Fidelity Utilities Central Fund	144,714	26,727	39,814	146,466	0.1%
Total	$ 3,761,090	$ 1,097,691	$ 1,247,830	$ 4,240,585
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $4,014,166. Net unrealized appreciation aggregated $226,419, of which $485,784 related to appreciated investment securities and $259,365 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011